FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets
Investment securities held-to-maturity	$ 2,664	$ 17,406
Investment securities available-for-sale	162,600		152,800
Other investments	71,492	78,689
Loans, excluding covered loans	2,915,871	2,758,858
Covered loans	1,010,409	1,465,000
FDIC indemnification asset	173,009	222,648
Derivative financial instruments	24,566	14,974
Deposits
Noninterest-bearing	946,180	705,484
Savings	1,724,659	1,534,045
Time	1,654,662	1,794,843
Total deposits	5,642,840	5,146,249
Short-term borrowings	99,431	59,842	37,430
Other long-term debt	0	20,620
Carrying value
Financial assets
Cash and short-term investments	525,051	282,933
Investment securities held-to-maturity	2,664	17,406
Investment securities available-for-sale	1,441,846	919,110
Other investments	71,492	78,689
Loans held for sale	24,834	29,292
Loans, excluding covered loans	2,915,871	2,758,858
Covered loans	1,010,409	1,465,000
FDIC indemnification asset	173,009	222,648
Accrued interest receivable	12,732	14,063
Derivative financial instruments	0	262
Deposits
Noninterest-bearing	946,180	705,484
Interest-bearing demand	1,317,339	1,111,877
Savings	1,724,659	1,534,045
Time	1,654,662	1,794,843
Total deposits	5,642,840	5,146,249
Short-term borrowings	99,431	59,842
Long-term debt	76,544	128,880
Other long-term debt	0	20,620
Accrued interest payable	3,663	5,516
Derivative financial instruments	3,557	3,223
Fair value
Financial assets
Cash and short-term investments	525,051	282,933
Investment securities held-to-maturity	2,893	18,066
Investment securities available-for-sale	1,441,846	919,110
Other investments	71,492	78,689
Loans held for sale	24,834	29,292
Loans, excluding covered loans	2,910,825	2,720,080
Covered loans	1,042,752	1,477,631
FDIC indemnification asset	151,114	212,431
Accrued interest receivable	12,732	14,063
Derivative financial instruments	0	262
Deposits
Noninterest-bearing	946,180	705,484
Interest-bearing demand	1,317,339	1,111,877
Savings	1,724,659	1,534,045
Time	1,664,457	1,818,237
Total deposits	5,652,635	5,169,643
Short-term borrowings	99,431	59,842
Long-term debt	81,168	125,825
Other long-term debt	0	20,620
Accrued interest payable	3,663	5,516
Derivative financial instruments	$ 3,557	$ 3,223